SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL	12 Months Ended
Dec. 31, 2014
Securities Purchased Under Agreements To Resell [Abstract]
SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

NOTE 7: SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

The Group enters into purchases of securities under agreements to resell substantially identical securities. These agreements are classified as lending arrangements. Agreements with third parties specify the Group's rights to request collateral, based on its monitoring of the fair value of the underlying securities on a daily basis. Securities accepted as collateral may be sold or re-pledged. The Group has sold or re-pledged as at December 31, 2013 and 2014, EUR 72 million and NIL, respectively, of the securities accepted as collateral.